CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Net income (loss)	$ 580	$ 434	$ 1,203
Adjusted for the following items:
Equity accounted earnings, net of distributions	(17)	(52)	19
Impairment expense, net	263	609	218
Depreciation and amortization expense	2,165	1,804	748
Gain on acquisitions/dispositions, net	(274)	(726)	(500)
Provisions and other items	282	110	10
Deferred income tax (recovery)	(130)	(132)	(88)
Changes in non-cash working capital, net	1,336	116	(269)
Cash from operating activities	4,205	2,163	1,341
Financing Activities
Proceeds from non-recourse borrowings in subsidiaries of the partnership	4,357	15,164	6,860
Repayment of non-recourse borrowings in subsidiaries of the partnership	(5,069)	(3,786)	(2,292)
Proceeds from corporate borrowings	1,742	0	0
Repayment of corporate borrowings	(1,132)	0	0
Proceeds from other financing	174	1,750	0
Repayment of other financing	(111)	(42)	0
Proceeds from (repayment of) other credit facilities, net	(520)	321	(48)
Lease liability repayment	(229)	(182)	0
Capital provided by limited partners and Redemption-Exchange unitholders	0	815	0
Capital provided by others who have interests in operating subsidiaries	841	4,151	1,395
Capital paid to others who have interests in operating subsidiaries	(56)	(462)	0
Payments to acquire or redeem entity's shares	(56)	0	0
Distributions to limited partners and Redemption-Exchange Unitholders	(37)	(35)	(32)
Distributions to Special Limited Partners Unitholders	0	0	(327)
Distributions to others who have interests in operating subsidiaries	(981)	(1,769)	(1,995)
Cash from (used in) financing activities	(1,077)	15,925	3,561
Acquisitions
Subsidiaries, net of cash acquired	101	(18,498)	(3,422)
Property, plant and equipment and intangible assets	(1,405)	(1,205)	(545)
Equity accounted investments	(446)	(25)	(9)
Financial assets and other	(2,372)	(73)	(465)
Dispositions
Subsidiaries, net of cash disposed	537	1,393	0
Property, plant and equipment	41	62	111
Equity accounted investments	0	43	371
Financial assets and other	1,716	262	8
Net settlement of hedges	179	32	23
Restricted cash and deposits	(685)	70	(71)
Cash (used in) investing activities	(2,334)	(17,939)	(3,999)
Cash
Change during the period	794	149	903
Impact of foreign exchange on cash	(37)	(10)	(60)
Net change in cash reclassified as assets held for sale	0	(102)	0
Balance, beginning of year	1,986	1,949	1,106
Balance, end of year	$ 2,743	$ 1,986	$ 1,949